UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Cash Management Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak, Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments

THRIVENT CASH MANAGEMENT TRUST

Schedule of Investments as of July 29, 2016

(unaudited)

Shares	Investment Company (12.0%)	Value
	AIM Investments Institutional Government and Agency Portfolio
$4,470,000	0.280%	$4,470,000
	Goldman Sachs Financial Square Money Market Fund
40,455,000	0.280%	40,455,000
	Morgan Stanley Institutional Liquidity Funds
50,310,000	0.250%	50,310,000

	Total	95,235,000

Principal Amount	U.S. Government Agency Debt (76.1%)[a]	Value
	Federal Agricultural Mortgage Corporation
10,000,000	0.715%, 1/25/2017[b]	10,000,000
	Federal Farm Credit Bank
3,970,000	0.450%, 10/21/2016[b]	3,970,635
520,000	0.546%, 2/27/2017[b]	519,895
	Federal Home Loan Bank
3,300,000	0.310%, 8/2/2016	3,299,915
20,800,000	0.310%, 8/3/2016	20,799,282
6,600,000	0.292%, 8/4/2016	6,599,732
9,176,000	0.275%, 8/5/2016	9,175,580
1,630,000	0.410%, 8/8/2016	1,629,833
10,000,000	0.270%, 8/9/2016	9,999,250
1,500,000	0.299%, 8/10/2016	1,499,863
4,750,000	0.320%, 8/11/2016	4,749,493
12,870,000	0.341%, 8/12/2016	12,868,417
1,900,000	0.320%, 8/15/2016	1,899,730
1,300,000	0.280%, 8/16/2016	1,299,828
2,000,000	0.470%, 8/17/2016	1,999,530
6,200,000	0.336%, 8/18/2016	6,198,900
12,550,000	0.293%, 8/19/2016	12,547,954
1,320,000	0.330%, 8/22/2016	1,319,722
5,000,000	0.300%, 8/24/2016	4,998,958
12,055,000	0.315%, 8/26/2016	12,052,153
2,500,000	0.280%, 8/29/2016	2,499,417
10,496,000	0.332%, 8/31/2016	10,492,907
3,900,000	0.280%, 9/1/2016	3,898,999
4,000,000	0.320%, 9/7/2016	3,998,613
5,000,000	0.320%, 9/15/2016	4,997,911
5,800,000	0.305%, 9/21/2016	5,797,396
4,100,000	0.360%, 10/7/2016	4,097,171
	Federal Home Loan Mortgage Corporation
4,530,000	0.430%, 9/2/2016[b]	4,530,000
	Federal National Mortgage Association
1,750,000	0.502%, 8/16/2016[b]	1,750,013
	Overseas Private Investment Corporation
31,512,000	0.410%, 8/3/2016[b]	31,512,000
5,438,597	0.410%, 8/3/2016[b]	5,438,597
35,000,000	0.430%, 8/3/2016[b]	35,000,000
26,833,333	0.360%, 8/5/2016[b]	26,833,333
6,843,200	0.410%, 8/5/2016[b]	6,843,200
6,843,200	0.410%, 8/5/2016[b]	6,843,200
4,000,000	0.410%, 8/5/2016[b]	4,000,000
12,952,935	0.410%, 8/5/2016[b]	12,952,935
4,850,000	0.410%, 8/5/2016[b]	4,850,000
4,887,900	0.410%, 8/5/2016[b]	4,887,900
13,099,258	0.410%, 8/5/2016[b]	13,099,258
78,735,000	0.410%, 8/5/2016[b]	78,735,000
4,888,000	0.410%, 8/5/2016[b]	4,888,000
4,888,000	0.410%, 8/5/2016[b]	4,888,000
40,000,000	0.410%, 8/5/2016[b]	40,000,000

Principal Amount	U.S. Government Agency Debt (76.1%)[a]	Value
$12,000,000	0.430%, 8/5/2016[b]	$12,000,000
97,065,000	0.430%, 8/5/2016[b]	97,065,000
10,000,000	0.430%, 8/5/2016[b]	10,000,000
10,000,000	0.430%, 8/5/2016[b]	10,000,000
20,000,000	0.430%, 8/5/2016[b]	20,000,000
2,515,440	0.360%, 8/12/2016[b]	2,515,440

	Total	601,842,960

Principal Amount	U.S. Treasury Debt (11.9%)[a]	Value
	U.S. Treasury Bills
1,880,000	0.270%, 8/18/2016	1,879,732
	U.S. Treasury Notes
20,000,000	0.625%, 8/15/2016	20,003,086
10,000,000	0.875%, 9/15/2016	10,007,247
11,250,000	0.373%, 10/31/2016[b]	11,250,232
4,050,000	0.404%, 1/31/2017[b]	4,050,914
13,240,000	0.397%, 7/31/2017[b]	13,237,578
15,000,000	0.488%, 10/31/2017[b]	15,008,761
19,120,000	0.592%, 1/31/2018[b]	19,152,328

	Total	94,589,878

	Total Investments (at amortized cost) 100.0%	$791,667,838

	Other Assets and Liabilities, Net <0.1%	132,065

	Total Net Assets 100.0%	$791,799,903

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2016.

Cost for federal income tax purposes	$791,667,838

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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THRIVENT CASH MANAGEMENT TRUST

Schedule of Investments as of July 29, 2016

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2016, in valuing Cash Management Trust’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Investment Company	95,235,000	95,235,000	–	–
U.S. Government Agency Debt	601,842,960	–	601,842,960	–
U.S. Treasury Debt	94,589,878	–	94,589,878	–
Total	$791,667,838	$95,235,000	$696,432,838	$–

There were no significant transfers between Levels during the period ended July 29, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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NOTES TO SCHEDULE OF INVESTMENTS

as of July 29, 2016

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. The Adviser follows procedures designed to help maintain a constant net asset value of $1.00 per share.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) , the various inputs used to determine the fair value of the Trust’s investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, and options. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically categorized in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

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Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 23, 2016	THRIVENT CASH MANAGEMENT TRUST

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 23, 2016	By:	/s/ David S. Royal
David S. Royal
President

Date: September 23, 2016	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer